Finance income and expense	12 Months Ended
Dec. 31, 2022
Finance Income And Expense [Abstract]
Finance income and expense
Note 9 - Finance income and expense
The following table details the Group’s finance income and expense:

	For the year ended December 31,
Finance income	2022	2021	2020
Net foreign exchange rate gains on financial activities	—	31,574	—
Interest income on bank deposits	7,658	1,396	3,199
Other finance income	894	—	—

Total	8,552	32,970	3,199

	For the year ended December 31,
Finance expense	2022	2021	2020
Interest expense on credit facilities and financing obligations	33,331	11,681	13,169
Interest expense to related parties	37,978	30,801	11,210
Net foreign exchange rate losses on financial activities	30,920	—	7,527
Interest expense related to lease liabilities	6,201	2,377	2,122
Credit facility expenses	—	377	—
Other finance expenses	5	13	6

Total	108,435	45,249	34,034

For the years ended December 31, 2022, 2021 and 2020, interest expense to related parties was comprised of interest on overdue trade payables balances and interest on related party borrowings. Refer to Note 25 - Related party transactions for further discussion.